Notes Payable and Long-Term Debt - Notes payable and bank lines (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Notes payable to bank
Notes Payable and Long Term Debt
Notes payable outstanding	$ 162	$ 121
Weighted average interest rate (as a percent)	10.48%	14.88%
Uncommitted and committed bank lines
Notes Payable and Long Term Debt
Letters of credit outstanding	$ 3
Committed bank line | Wells Fargo
Notes Payable and Long Term Debt
Maximum capacity	$ 100
Basis spread on variable rate (as a percent)	0.50%
Unused commitment fee	0.09%
Outstanding balance	$ 0
Uncommitted bank lines
Notes Payable and Long Term Debt
Maximum capacity	377
Uncommitted bank lines | Foreign subsidiaries
Notes Payable and Long Term Debt
Notes payable outstanding	115
Maximum capacity	327
Uncommitted bank lines | Foreign subsidiaries | South African Rand
Notes Payable and Long Term Debt
Notes payable outstanding	72
Uncommitted bank lines | Foreign subsidiaries | Argentine pesos
Notes Payable and Long Term Debt
Notes payable outstanding	30
Uncommitted bank lines | Foreign subsidiaries | Zambian kwacha
Notes Payable and Long Term Debt
Notes payable outstanding	$ 5